Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements
6.	Fair Value Measurements

Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 – inputs are based on unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The fair value of financial assets measured on a recurring basis as of June 30, 2011 was as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$2.4	$—	$2.4

The fair value of the Company's interest rate caps, as described in Note 5, is classified as Level 2 in the hierarchy. The valuation of the cap agreements is derived by using a discounted cash flow analysis on the expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. This analysis reflects the contractual terms of the cap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves and implied volatilities. The Company also incorporates credit valuation adjustments to appropriately reflect the respective counterparty's nonperformance risk in the fair value measurements. The counterparty credit spreads are based on publicly available credit information obtained from a third party credit data provider.

9.	Fair Value Measurements

Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 – inputs are based on unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

Financial assets and liabilities carried at fair value as of December 31, 2010 were as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Assets:
Interest rate cap agreements	$—	$1.2	$—	$1.2

Liabilities:
Interest rate swap agreements	$—	$2.8	$—	$2.8

The fair value of the Company's interest rate caps, as described in Note 8, is classified as Level 2 in the hierarchy. The valuation of the cap agreements is derived by using a discounted cash flow analysis on the expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. This analysis reflects the contractual terms of the cap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves and implied volatilities. The Company also incorporates credit valuation adjustments to appropriately reflect the respective counterparty's nonperformance risk in the fair value measurements. The counterparty credit spreads are based on publicly available credit information obtained from a third party credit data provider.

The fair value of the Company's interest rate swaps, as described in Note 8, is classified as Level 2 in the hierarchy. The valuation of the swap agreements is derived by using a discounted cash flow analysis on the expected cash flows of each swap. This analysis reflects the contractual terms of the swap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves. The Company also incorporates credit valuation adjustments to adjust for non-performance risk for both the Company and counterparty in fair value measurements. To reflect the two-way risk exposure, the counterparty's credit spread is applied to the Company's exposure to the counterparty, and the Company's own credit spread is applied to the counterparty's exposure to the Company, and the net credit valuation adjustment is reflected in the Company's swap agreement valuations. The counterparty credit spreads are based on publicly available credit information obtained from a third-party credit data provider. The inputs utilized for the Company's own credit spread are based on unobservable estimates. In adjusting the fair value of the Company's swap agreements for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees. The Company believes that the observable inputs utilized in the valuation are more significant than the unobservable inputs, and as such, the Company has categorized the value of its swap agreements as Level 2 in the hierarchy.

Goodwill is measured at fair value on a non-recurring basis. The Company performed an interim evaluation of goodwill as of June 1, 2009. As a result, the Company adjusted goodwill to its implied fair value of $2,206.3 million by recording an impairment charge of $235.0 million. The fair value of goodwill as of June 1, 2009 was as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Goodwill	$—	$—	$2,206.3	$2,206.3

See Note 4 for more information on the Company's goodwill impairment evaluation.